Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Rental and office expenses from related party		$ 89,956